Notes to the Profit or Loss Statement - Summary of Other Income and Expenses, Finance Income and Expenses (Detail) - EUR (€)		12 Months Ended
	Mar. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income
Gain on Foreign Exchange		€ 3,158,000	€ 11,426,000	€ 7,640,000
Grant Income		0	0	5,000
Income from Other Items		1,810,000	539,000	545,000
Other Income		4,967,871	11,964,616	8,189,829
Other Expenses
Loss on Foreign Exchange		(6,250,000)	(15,030,000)	(5,944,000)
Expenses from Other Items		(842,000)	(554,000)	(425,000)
Other Expenses		(7,092,650)	(15,584,261)	(6,368,762)
Finance Income
Foreign Exchange Gains		17,526,000	14,260,000	18,782,000
Gains from Measurement at Fair Value		7,143,000	7,596,000	15,231,000
Income from Carrying Amount Adjustments of Financial Liabilities at Amortized cost		149,746,000	385,592,000	61,876,000
Income from Sale of Shares		4,238,556	0	0
Interest Income		18,316,000	4,618,000	723,000
Gain from Repurchase of own Convertible Bonds	€ 16,400,000	16,393,000	0	0
Finance Income		213,362,823	412,065,798	96,612,146
Finance Expenses
Foreign Exchange Losses		(8,542,000)	(45,645,000)	(46,297,000)
Losses from Measurement at Fair Value		(5,306,000)	(545,000)	(4,247,000)
Effective Interest Expenses from Financial Liabilities at Amortized Cost		(104,273,000)	(112,717,000)	(62,252,000)
Expenses from Carrying Amount Adjustments of Financial Liabilities at Amortized cost		(18,162,000)	(2,917,000)	(64,846,000)
Other Interest Expenses		(4,661,000)	(2,752,000)	(2,415,000)
Interest Expenses on Lease Liabilities		(924,000)	(1,051,000)	(1,157,000)
Bank Fees		(111,000)	(271,000)	(242,000)
Finance Expenses		€ (141,978,551)	€ (165,897,761)	€ (181,456,484)